1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1)	Jun. 30, 2012	Jun. 30, 2011
Customer 1
Percentage receivables from the Company's largest customers relative to total receivables	31.00%	26.00%
Customer 2
Percentage receivables from the Company's largest customers relative to total receivables	27.00%	16.00%
Customer 3
Percentage receivables from the Company's largest customers relative to total receivables		15.00%
Customer 4
Percentage receivables from the Company's largest customers relative to total receivables		14.00%
Customer 5
Percentage receivables from the Company's largest customers relative to total receivables		10.00%